CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 50,274	$ 10,436	$ 979,634
Prepaid expenses	185,522	210,605	232,313
Total current assets	235,796	221,041	1,211,947
Marketable securities held in Trust Account	33,058,050	237,987,893	234,604,006
Total Assets	33,293,846	238,208,934	236,006,258
Current Liabilities
Accounts payable and accrued expenses	6,935,174	6,297,378	153,397
Due to related party	121,935	131,935	21,935
Amount drawn down and outstanding	1,495,000	500,000
Total current liabilities	8,552,109	6,929,313	175,332
Deferred underwriters' discount	12,100,000	12,100,000	12,100,000
Total Liabilities	20,652,109	19,029,313	12,275,332
Commitments and Contingencies
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(20,417,224)	(18,809,183)	(10,873,991)
Total Shareholders' Deficit	(20,416,313)	(18,808,272)	(10,873,080)
Total Liabilities, Redeemable Shares and Shareholders' Deficit	33,293,846	238,208,934	236,006,258
Class A ordinary shares
Redeemable Shares
Class A ordinary shares subject to possible redemption, 3,050,335 and 23,000,000 shares at redemption value of $10.84 and 10.35 per share at March 31, 2023 and December 31, 2022, respectively	33,058,050	237,987,893	234,604,006
Shareholders' Deficit:
Common stock	106	106
Class A ordinary shares subject to possible redemption
Redeemable Shares
Class A ordinary shares subject to possible redemption, 3,050,335 and 23,000,000 shares at redemption value of $10.84 and 10.35 per share at March 31, 2023 and December 31, 2022, respectively	33,058,050	237,987,893	234,604,006
Class A Common Stock
Shareholders' Deficit:
Common stock		106	106
Class B ordinary shares
Shareholders' Deficit:
Common stock	$ 805	$ 805	$ 805